Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Process for Approving Long-Term Incentive Awards
. The Compensation Committee approves long-term incentive awards (including time- and performance-based RSUs and LTIP Units) on an annual basis at its meeting in February. As appropriate during the year, the Compensation Committee may approve long-term incentive awards to newly hired or promoted executives. The number of RSUs or LTIP Units awarded to an individual is determined by a formula that divides the notional target value of the overall award by the closing market price of our common stock on the NYSE on the date prior to the date of grant.
The Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. We typically grant awards at the February Compensation Committee meeting each year for the NEOs after our financial results for the prior fiscal year are known and the Compensation Committee has had the opportunity to consider our expectations and projections for the year of grant. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions. The Company does not schedule its equity grants in anticipation of the release of material non-public
information (“
MNPI
”) nor does the Company time the release of MNPI based on equity grant dates.

Award Timing Method
Process for Approving Long-Term Incentive Awards
. The Compensation Committee approves long-term incentive awards (including time- and performance-based RSUs and LTIP Units) on an annual basis at its meeting in February. As appropriate during the year, the Compensation Committee may approve long-term incentive awards to newly hired or promoted executives. The number of RSUs or LTIP Units awarded to an individual is determined by a formula that divides the notional target value of the overall award by the closing market price of our common stock on the NYSE on the date prior to the date of grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false